VANECK BIOTECH ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
China : 2.7%
BeOne Medicines Ltd.
(ADR) * 37,119 $ 8,985,396
Underline
Germany : 3.0%
BioNTech SE (ADR) * 92,384 9,836,125
Underline
Ireland : 3.2%
ICON PLC (USD) * 72,849 10,595,887
Underline
United States : 91.1%
Alnylam Pharmaceuticals,
Inc. * 50,345 16,417,001
Amgen, Inc. 186,831 52,165,084
Argenx SE (ADR) * 29,049 16,012,390
Biogen, Inc. * 90,526 11,369,160
BioMarin Pharmaceutical,
Inc. * 91,728 5,042,288
Bio-Techne Corp. 114,036 5,867,152
Charles River Laboratories
International, Inc. * 35,239 5,346,814
Exact Sciences Corp. * 97,746 5,194,223
Number
of Shares Value
United States (continued)
Gilead Sciences, Inc. 398,094 $ 44,136,682
Illumina, Inc. * 104,109 9,933,040
Incyte Corp. * 100,301 6,830,498
Insmed, Inc. * 119,786 12,055,263
IQVIA Holdings, Inc. * 94,644 14,914,948
Moderna, Inc. * 281,324 7,761,729
Natera, Inc. * 90,144 15,228,927
Neurocrine Biosciences,
Inc. * 74,948 9,420,214
QIAGEN NV * † 119,304 5,733,750
Regeneron Pharmaceuticals,
Inc. 32,208 16,909,200
Repligen Corp. * 36,948 4,595,592
Sarepta Therapeutics, Inc. * 68,551 1,172,222
Vertex Pharmaceuticals,
Inc. * 78,661 35,019,877
301,126,054
Total Common Stocks
(Cost: $375,104,477) 330,543,462
Total Investments: 100.0%
(Cost: $375,104,477) 330,543,462
Other assets less liabilities: 0.0% 81,072
NET ASSETS: 100.0% $ 330,624,534
Definitions:
ADR American Depositary Receipt
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $5,160,346.